H1 2021 Product Sales year-on-year analysis	6 Months Ended
Jun. 30, 2021
H1 2021 Product Sales year-on-year analysis
H1 2021 Product Sales year-on-year analysis

7)   Table 50: H1 2021 - Product Sales year-on-year analysis[74]

The CER information in respect of H1 2021 included in the Interim Financial Statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			Emerging Markets			US		Europe			Established RoW
		Actual	CER		Actual	CER		Actual		Actual	CER		Actual	CER
	$m	% change	% change	$m	% change	% change	$m	% change	$m	% change	% change	$m	% change	% change
Oncology	6,267	23	18	1,626	11	6	2,494	28	1,183	33	20	964	19	14
Tagrisso	2,454	22	17	697	17	10	853	18	468	44	30	436	18	13
Imfinzi	1,160	22	18	133	n/m	99	597	4	227	36	23	203	35	30
Lynparza	1,131	39	34	186	54	50	523	29	301	52	38	121	32	26
Calquence	490	n/m	n/m	7	n/m	n/m	445	n/m	32	n/m	n/m	6	n/m	n/m
Koselugo	48	n/m	n/m	-	-	-	47	n/m	1	-	-	-	-	-
Enhertu	4	n/m	n/m	4	n/m	n/m	-	-	-	-	-	-	-	-
Zoladex*	466	5	(1)	296	3	(3)	8	58	74	9	(1)	88	9	3
Faslodex*	227	(27)	(31)	80	(20)	(22)	16	(52)	71	(39)	(45)	60	(3)	(6)
Iressa*	107	(27)	(31)	89	(26)	(31)	5	(27)	3	(66)	(71)	10	(10)	(13)
Arimidex*	73	(32)	(35)	56	(37)	(40)	-	-	2	26	12	15	(10)	(13)
Casodex*	82	(7)	(13)	64	(7)	(14)	-	-	1	(29)	(10)	17	(7)	(10)
Others	25	(1)	(4)	14	4	1	-	-	3	19	4	8	(13)	(13)
BioPharmaceuticals: CVRM	3,935	14	9	1,921	19	14	987	-	727	24	13	300	9	3
Farxiga	1,356	60	53	557	82	77	302	27	372	67	51	125	53	44
Brilinta	749	(11)	(15)	180	(38)	(40)	360	2	178	3	(7)	31	6	(7)
Bydureon	198	(9)	(10)	2	(6)	(7)	162	(12)	29	20	7	5	(9)	(22)
Onglyza	200	(22)	(25)	108	9	4	44	(58)	31	6	(4)	17	(25)	(30)
Byetta	32	(9)	(12)	8	72	79	15	(20)	5	(27)	(38)	4	(17)	(26)
Other diabetes	29	23	17	8	n/m	n/m	11	(15)	9	53	35	1	25	18
Lokelma	72	n/m	n/m	2	n/m	n/m	49	n/m	5	n/m	n/m	16	n/m	n/m
Roxadustat	90	n/m	n/m	90	n/m	n/m	-	-	-	-	-	-	n/m	n/m
Crestor*	539	(7)	(11)	372	1	(4)	41	(10)	32	(50)	(54)	94	(10)	(12)
Seloken/Toprol-XL*	515	30	24	503	34	27	1	(88)	6	(23)	(20)	5	3	(8)
Atacand*	57	(55)	(55)	20	(79)	(79)	2	(56)	35	n/m	n/m	-	n/m	n/m
Others	98	(7)	(13)	71	9	2	-	-	25	(19)	(22)	2	(20)	(23)
BioPharmaceuticals: Respiratory & Immunology	2,961	11	6	885	17	10	1,148	17	616	5	(5)	312	(8)	(14)
Symbicort	1,371	(5)	(9)	306	5	2	530	(5)	344	(3)	(12)	191	(20)	(26)
Pulmicort	497	4	(2)	405	9	2	35	(2)	34	(15)	(25)	23	(24)	(30)
Fasenra	580	36	32	8	25	27	357	31	136	54	39	79	34	27
Daliresp	114	8	7	2	20	18	103	15	8	(36)	(42)	1	(56)	(60)
Bevespi	26	20	18	2	n/m	n/m	20	(5)	4	n/m	n/m	-	-	-
Breztri	82	n/m	n/m	27	n/m	n/m	43	n/m	1	n/m	n/m	11	n/m	n/m
Others	291	58	47	135	69	55	60	n/m	89	-	(9)	7	(16)	(25)
Other medicines	1,003	(10)	(14)	536	10	5	100	(34)	145	(40)	(42)	222	(8)	(12)
Nexium*	739	4	-	419	13	9	67	(17)	36	(2)	(11)	217	(4)	(8)
Synagis*	49	(72)	(72)	-	n/m	n/m	5	(77)	44	(71)	(71)	-	-	-
Seroquel XR/IR*	50	(21)	(21)	25	(9)	(8)	10	(29)	14	(4)	(3)	1	(88)	(88)
Losec/Prilosec*	100	1	(5)	84	4	(4)	-	(90)	15	56	55	1	(90)	(92)
FluMist*	3	n/m	n/m	1	-	-	-	n/m	2	n/m	n/m	-	-	-
Others	62	(9)	(13)	7	n/m	n/m	18	(46)	34	20	11	3	(16)	(14)
COVID-19	1,136	n/m	n/m	455	n/m	n/m	-	-	572	n/m	n/m	109	n/m	n/m
Pandemic COVID-19 vaccine	1,136	n/m	n/m	455	n/m	n/m	-	-	572	n/m	n/m	109	n/m	n/m
Total Product Sales	15,302	24	19	5,423	26	20	4,729	16	3,243	41	28	1,907	15	9

[74] The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals. *Denotes a legacy medicine.